The breakdown of the balances of these items is as follows: (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Financial Liabilities
Credit card obligations		R$ 45,976,315	R$ 48,912,963	R$ 38,531,519
Unsettled financial transactions	[1]	10,861,143	7,210,396	7,239,785
Dividends and Interest on Capital payable		1,029,952	1,223,310	7,826,247
Tax collection accounts - Tax payables		969,939	864,292	883,768
Liability associated with the transfer of assets (Note 9.g)		40,511	55,105	75,500
Other financial liabilities		10,030,440	8,595,084	6,328,551
Total		R$ 68,908,300	R$ 66,861,150	R$ 60,885,370

[1]	Includes operations to settle with B3 S.A. (Current Company Name of BM&FBovespa) and payment orders in foreign currency.